RELATED PARTY TRANSACTIONS (Details) - Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank - Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank [member] - GBP (£)
£ in Millions
	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
Assets, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	£ 1,878	£ 6,195
Financial assets at fair value through profit or loss	1,062	1,949
Derivative financial instruments	2,589	666
	5,529	8,810
Liabilities, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	19,663	13,237
Financial assets at fair value through profit or loss	137
Derivative financial instruments	2,693	1,384
Debt securities in issue	193	181
Subordinated liabilities	2,985	2,841
	25,671	17,643
The Bank [member]
Assets, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	993	3,352
Financial assets at fair value through profit or loss	1,062
Derivative financial instruments	2,558	327
	4,613	3,679
Liabilities, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	16,687	10,684
Financial assets at fair value through profit or loss	137
Derivative financial instruments	2,184	265
Debt securities in issue	7
Subordinated liabilities	2,900	2,741
	£ 21,915	£ 13,690